Prospectus Supplement — April 1, 2012
to the Prospectuses, as supplemented, of the following funds:

Fund	Prospectuses Dated

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund (the “Funds”)

4/11/2011

The following changes are hereby made to the prospectuses of the Funds:

Columbia Portfolio Builder Moderate Fund
For Columbia Portfolio Builder Moderate Fund
FEES AND EXPENSES OF THE FUND
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Portfolio Builder Moderate Fund	Class A	Class B	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Portfolio Builder Moderate Fund		Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	[1]	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none	none
Other expenses	[1]	0.18%	0.18%	0.18%	0.18%	0.32%	0.18%
Acquired fund fees and expenses	[1]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses	[1]	1.12%	1.87%	1.87%	1.37%	1.01%	0.87%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Portfolio Builder Moderate Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	624	854	1,102	1,813
Class B	Class B (if shares are redeemed)	628	829	1,155	1,948
Class C	Class C (if shares are redeemed)	228	529	955	2,146
Class R	Class R (whether or not shares are redeemed)	78	374	693	1,599
Class R4	Class R4 (whether or not shares are redeemed)	45	265	503	1,189
Class Z	Class Z (whether or not shares are redeemed)	27	217	423	1,021

Expense Example, No Redemption Columbia Portfolio Builder Moderate Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	128	529	955	1,948
Class C	Class C (if shares are not redeemed)	128	529	955	2,146